Expenses by Nature	12 Months Ended
Mar. 31, 2021
Expense By Nature [Abstract]
Expenses by Nature

2.13 Expenses by nature

	(Dollars in millions)
	Year ended March 31,
	2021	2020	2019
Employee benefit costs	7,493	7,168	6,468
Depreciation and amortization charges (Refer to Notes 2.7, 2.8 and 2.9)	441	407	287
Travelling costs	75	382	348
Cost of technical sub-contractors	957	945	860
Cost of software packages for own use	165	146	133
Third party items bought for service delivery to clients	406	235	231
Operating lease payments	—	—	83
Consultancy and professional charges	171	187	189
Communication costs	86	74	67
Repairs and maintenance	190	222	188
Rates and Taxes	35	27	27
Provision for post-sales client support	5	—	—
Power and fuel	19	32	32
Commission to non-whole time directors	1	1	1
Branding and marketing expenses	48	74	69
Impairment loss recognized / (reversed) under expected credit loss model	25	24	35
Insurance charges	18	13	10
Contribution towards Corporate Social Responsibility	59	54	38
Short-term leases (Refer to Note 2.8)	11	13	—
Others	31	52	37
Total cost of sales, selling and marketing expenses and administrative expenses	10,236	10,056	9,103

Operating profit

Operating profit for the Group is computed considering the revenues, net of cost of sales, selling and marketing expenses and administrative expenses.